Leases - Schedule of Future Minimum Payments Operating Leases (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Schedule of Future Minimum Payments Operating Leases [Abstract]
Period ending December 31, 2026	$ 132,821
Period ending December 31, 2027	91,909
Total undiscounted lease obligations	224,730
Less: imputed interest	(10,782)
Lease liabilities recognized in the consolidated balance sheet	$ 213,948	$ 273,814